Deferred Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Taxation [Abstract]
Schedule of Deferred Tax Liabilities

Deferred tax liabilities

	Provision for defined benefit obligations	Depreciation allowance in excess of related depreciation	Right-of-use assets	Total
	US$	US$	US$	US$
At January 1, 2024	(25,555)	(3,717)	(55,008)	(84,280)
Deferred tax credited to profit or loss	-	3,395	(65,211)	(61,816)
Deferred tax credited to other comprehensive income/(loss)	(3,754)	-	-	(3,754)
Exchange realignment	(548)	322	2,762	2,536
At December 31, 2024 and January 1, 2025	(29,857)	-	(117,457)	(147,314)
Deferred tax charged to profit or loss	-	-	(15,531)	(15,531)
Deferred tax charged to other comprehensive income/(loss)	(12,556)	-	-	(12,556)
Exchange realignment	3,100	-	(3,247)	(147)
Gross deferred tax liabilities at December 31, 2025	(39,313)	-	(136,235)	(175,548)

Schedule of Deferred Tax Assets

Deferred tax assets

Lease liabilities
US$
At January 1, 2024	55,008
Deferred tax credited to profit or loss	65,211
Exchange realignment	(2,762)
Gross deferred tax assets at December 31, 2024 and January 1, 2025	117,457
Deferred tax credited to profit or loss	15,531
Exchange realignment	3,247
Gross deferred tax assets at December 31, 2025	136,235

Schedule of Analysis of the Deferred Tax Balances

For presentation purposes, certain deferred tax assets and liabilities have been offset in the statements of financial position. The following is an analysis of the deferred tax balances of the Group for financial reporting purposes:

	2025	2024
	US$	US$
Net deferred tax assets recognized in the consolidated statement of financial position	-	-
Net deferred tax liabilities recognized in the consolidated statement of financial position	39,313	29,857